Accrued Expenses and Other Current Liabilities (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Accrued expenses and other current liabilities			$ 5,000
Gain on extinguishment of liability	$ 4,950